Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue	The following table contains a breakdown of the Company's revenue by contract type for the years ended December 31, 2021, 2020 and 2019. All revenue is part of the Company's tanker segment, except for revenue for the non-U.S. portion of the ship-to-ship support services and LNG terminal management, consultancy, procurement, and other related services, which are part of the Company's previously existing ship-to-ship transfer segment (see note 4). The Company’s lease income consists of the revenue from its voyage charters and time-charters.

	Year Ended December 31,
	2021 $	2020 $	2019 $
Voyage charter revenues
Suezmax	259,075	340,535	424,578
Aframax	92,922	198,206	255,702
LR2	79,969	109,343	119,486
Full service lightering	53,930	93,720	81,837
Total	485,896	741,804	881,603

Time-charter revenues
Suezmax	20,390	107,543	15,658
Aframax	22,341	13,262	1,837
LR2	3,428	6,793	—
Total	46,159	127,598	17,495

Other revenues
Ship-to-ship support services	5,467	9,621	24,015
Vessel management	4,845	7,019	8,461
LNG terminal management, consultancy, procurement and other	—	392	12,343
Total	10,312	17,032	44,819

Total revenues	542,367	886,434	943,917